CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.00001
Common stock, Shares Authorized (in shares)	3,000,000,000	485,262,910
Common stock, Shares Issued (in shares)	540,714,692	83,748,443
Common stock, Shares Outstanding (in shares)	540,714,692	83,748,443
Cash and cash equivalents	$ 1,412,665,000	$ 405,080,000
Restricted cash	92,863,000	279,742,000
Real estate inventory, net	465,936,000	1,312,369,000
Escrow receivable	1,494,000	13,882,000
Other	24,987,000	30,879,000
Other current assets carried at fair value	373,000	100,000
Property and equipment	29,228,000	34,606,000
Other assets	4,097,000	5,394,000
Total assets	2,175,582,000	2,231,684,000
Accounts payable and other accrued liabilities ($6,440 and $0 carried at fair value)	25,270,000	32,977,000
Interest payable	1,081,000	5,808,000
Current portion of credit facilities and other secured borrowings	346,322,000	1,074,125,000
Credit facilities, net of current portion	135,467,000	221,929,000
Total liabilities	575,575,000	1,583,285,000
Variable interest entities ("VIEs")
Cash and cash equivalents	15,849,000	86,526,000
Restricted cash	81,408,000	268,368,000
Real estate inventory, net	460,680,000	1,312,194,000
Escrow receivable	1,364,000	13,798,000
Other assets	5,365,000	11,995,000
Total assets	564,666,000	1,692,881,000
Accounts payable and other accrued liabilities ($6,440 and $0 carried at fair value)	2,335,000	9,199,000
Interest payable	1,059,000	5,784,000
Current portion of credit facilities and other secured borrowings	339,173,000	1,042,984,000
Credit facilities, net of current portion	135,467,000	221,929,000
Total liabilities	$ 478,034,000	$ 1,279,896,000
Series A convertible preferred stock
Shares Authorized (in shares)	0	40,089,513
Shares Issued (in shares)	0	40,089,513
Shares Outstanding (in shares)	0	40,089,513
Liquidation preference	$ 0	$ 9,807,000
Series B convertible preferred stock
Shares Authorized (in shares)	0	23,840,816
Shares Issued (in shares)	0	23,840,816
Shares Outstanding (in shares)	0	23,840,816
Liquidation preference	$ 0	$ 20,182,000
Series C convertible preferred stock
Shares Authorized (in shares)	0	29,070,700
Shares Issued (in shares)	0	29,070,700
Shares Outstanding (in shares)	0	29,070,700
Liquidation preference	$ 0	$ 77,160,000
Series D convertible preferred stock
Shares Authorized (in shares)	0	63,956,147
Shares Issued (in shares)	0	63,470,884
Shares Outstanding (in shares)	0	63,470,884
Liquidation preference	$ 0	$ 248,333,000
Series E convertible preferred stock
Shares Authorized (in shares)	0	165,941,619
Shares Issued (in shares)	0	157,952,523
Shares Outstanding (in shares)	0	157,952,523
Liquidation preference	$ 0	$ 1,011,319